UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 129.96%
Aerospace and Defense - 2.92%
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-1 Loan, 6.250%, 11/02/2018	B3	$1,086,452	$1,094,600
DAE Aviation Holdings, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 11/02/2018	B3	492,525	496,219
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Canadian Term Loan, 5.750%, 10/25/2019	B3	193,848	195,302
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Initial Term Loan, 5.750%, 10/25/2019	B3	2,287,402	2,304,558
Landmark Aviation (LM U.S. Member LLC), Senior Secured Second Lien Initial Term Loan, 9.500%, 10/26/2020	B3	521,739	529,565
PRV Aerospace LLC, Senior Secured First Lien Term Loan, 6.500%, 05/09/2018	B3	451,930	453,907
Sequa Corp., Senior Secured First Lien Term Loan, 5.250%, 06/19/2017	B2	3,437,544	3,459,338

			8,533,489

Automotive - 3.26%
Affinia Group, Inc., Senior Secured Tranche B-2 First Lien Term Loan, 4.750%, 04/27/2020	B3	1,884,167	1,892,410
Chrysler Group LLC, Senior Secured First Lien Tranche B Term Loan, 4.250%, 05/24/2017	Ba2	4,764,286	4,807,474
Jason, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/28/2019	B1	1,955,556	1,960,444
TI Group Automotive Systems LLC, Senior Secured First Lien Additional Term Loan, 5.500%, 03/28/2019	Ba3	861,058	871,287

			9,531,615

Banking, Finance, and Real Estate - 4.07%
Alliant Holdings I, Inc., Senior Secured First Lien Term Loan, 5.000%, 12/20/2019	B2	2,924,330	2,935,297
AmWins Group LLC, Senior Secured First Lien Term B Loan, 5.000%, 09/06/2019	B2	1,975,075	1,989,276
Asurion LLC, Senior Secured Tranche B-1 First Lien Incremental Term Loan, 4.500%, 05/24/2019	Ba2	2,237,235	2,220,802
Cunningham Lindsey Corp., Senior Secured First Lien Term Loan, 5.000%, 12/10/2019	B1	2,977,500	2,964,473
HUB International Ltd., Senior Secured First Lien Initial Term Loan, 4.750%, 09/17/2020	B2	1,411,765	1,415,294
SNL Financial LC, Senior Secured First Lien Term Loan, 5.500%, 10/23/2018	B2	369,165	371,472

			11,896,614

Beverage, Food and Tobacco - 4.71%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 5.750%, 07/10/2017	B1	1,609,459	1,620,018
Brasa Holdings, Inc., Senior Secured First Lien Term Loan, 5.750%, 07/22/2019	B1	2,145,000	2,158,406
Roundy’s Supermarkets, Inc., Senior Secured Tranche B First Lien Term Loan, 5.750%, 02/13/2019	B1	826,331	811,280
Supervalu, Inc., Senior Secured First Lien Term Loan, 5.000%, 03/21/2019	B3	2,955,887	2,952,724
U.S. Foods, Inc., Senior Secured First Lien Term Loan, 4.500%, 03/31/2019	B3	6,233,311	6,208,003

			13,750,431

Capital Equipment - 2.63%
BakerCorp International, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 02/07/2020	Ba3	2,485,000	2,460,150
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured First Lien Term Loan, 4.750%, 05/09/2017	Ba2	590,909	587,216
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	Ba2	4,714,286	4,634,732

			7,682,098

Chemicals, Plastics and Rubber - 2.60%
Pinnacle Operating Corp., Senior Secured First Lien Term B Loan, 4.750%, 11/15/2018	B2	3,066,510	3,079,926
PQ Corp., Senior Secured First Lien Term Loan, 4.500%, 08/07/2017	B1	1,985,000	1,995,987
U.S. Coastings Aquisition, Inc., Senior Secured First Lien Initial Term B Loan, 4.750%, 02/01/2020	B2	2,504,895	2,517,808

			7,593,721

	Moody’s Rating	Principal Amount	Market Value

Construction and Building - 1.49%
Quikrete Holdings, Inc., Senior Secured First Lien Inital Term Loan, 4.000%, 09/28/2020	B1	$2,173,913	$2,177,217
SRS Distribution, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	B2	2,152,500	2,161,928

			4,339,145

Consumer Goods Durable - 4.45%
AOT Bedding Super Holdings LLC (aka National Bedding/Serta), Senior Secured First Lien Term B Loan, 5.000%, 10/01/2019	B2	2,686,466	2,696,540
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	B2	1,062,621	1,066,277
Fender Musical Instruments Corp., Senior Secured First Lien Initial Term Loan, 5.750%, 04/03/2019	B2	458,333	460,817
Hupah Finance, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 01/21/2019	B2	4,752,464	4,764,346
MModal, Inc., Senior Secured First Lien Term B Loan, 7.500%, 08/15/2019	Ba3	3,558,769	3,475,725
Spectrum Brands, Inc., Senior Secured First Lien Term B Loan, 4.500%, 12/17/2019	Ba3	528,824	531,733

			12,995,438

Consumer Goods Non Durable - 3.86%
Acosta, Inc., Senior Secured First Lien Term D Loan, 5.000%, 03/01/2018	B1	2,303,957	2,312,021
Armored AutoGroup, Inc. (fka Viking Acquisition, Inc. (aka Global Autocare)), Senior Secured First Lien Term B Loan, 6.000%, 11/05/2016	Ba3	1,733,907	1,703,564
Inmar, Inc., Senior Secured First Lien Term Loan, 6.500%, 08/12/2018	B1	2,890,479	2,895,899
MEI, Inc., Senior Secured First Lien Term Loan, 5.000%, 08/21/2020	B1	1,600,000	1,604,000
Totes Isotoner Corp., Senior Secured First Lien Delayed Draw Term Loan, 7.250%, 07/07/2017	B3	256,289	257,490
Totes Isotoner Corp., Senior Secured First Lien Initial Term Loan, 7.250%, 07/07/2017	B3	2,471,714	2,483,306

			11,256,280

Containers, Packaging and Glass - 2.84%
Berlin Packaging LLC, Senior Secured First Lien Term Loan, 4.750%, 04/02/2019	B1	1,774,194	1,780,847
Multi Packaging Solutions, Inc., Senior Secured First Lien Initial Term Loan, 4.250%, 08/17/2020	NR	1,714,286	1,722,428
Polarpak, Inc., Senior Secured First Lien Canadian Borrower Term Loan, 4.500%, 06/08/2020	B2	1,811,484	1,814,890
Ranpak Corp., Senior Secured First Lien Term Loan, 4.500%, 04/23/2019	Ba3	474,744	475,931
Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/28/2018	B1	1,515,176	1,521,274
WNA Holdings, Inc., Senior Secured First LienTerm Loan, 4.500%, 06/08/2020	B2	984,016	985,866

			8,301,236

Energy Electricity - 1.53%
La Frontera Generation LLC, Senior Secured First Lien Term Loan, 4.500%, 09/30/2020	B1	1,592,909	1,600,077
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 4.250%, 03/13/2020	Ba3	1,542,273	1,551,913
Topaz Power Holdings LLC, Senior Secured First Lien Term Loan, 5.250%, 02/26/2020	B1	1,301,639	1,304,893

			4,456,883

Energy, Oil and Gas - 7.69%
BBTS Borrower LP, Senior Secured First Lien Term Loan, 7.750%, 06/04/2019	Caa1	3,265,011	3,313,986
CITGO Petroleum Corp., Senior Secured First Lien Term B Loan, 8.000%, 06/24/2015	Ba2	395,696	400,148
CITGO Petroleum Corp., Senior Secured First Lien Term C Loan, 9.000%, 06/26/2017	Ba2	1,266,981	1,295,488
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 7.000%, 06/19/2019	Caa1	2,707,998	2,763,850
Philadelphia Energy Solutions Refining & Marketing LLC, Senior Secured First Lien Term Loan, 6.250%, 04/04/2018	B1	723,611	644,014
Samson Investment Co., Senior Secured Second Lien Initial Term Loan, 6.000%, 09/25/2018	B1	735,294	737,478
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I], 5.000%, 10/01/2019	B1	5,189,909	5,205,038
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan [PRT I-A], 5.000%, 10/01/2019	B1	687,705	689,710
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan, 5.000%, 10/01/2019	B1	420,055	421,279
Tallgrass Energy Partners LP, Senior Secured First Lien Term Loan, 5.250%, 11/13/2018	Ba3	1,761,935	1,782,858
Teine Energy Ltd., Senior Secured First Lien Term Loan, 7.500%, 05/17/2019	NR	2,736,250	2,715,728
Utex Industries, Inc., Senior Secured First Lien Term Loan, 4.750%, 04/10/2020	B3	808,784	808,784

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
W3 Co., Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	B1	$1,662,453	$1,681,156

			22,459,517

Environmental Industries - 2.25%
ADS Waste Holdings, Inc., Senior Secured Tranche B First Lien Term Loan, 4.250%, 10/09/2019	B2	2,542,365	2,546,140
PSC Industrial Outsourcing LP, Senior Secured First Lien Term Loan, 7.250%, 07/29/2016	B1	3,997,494	4,019,140

			6,565,280

Forest Products and Paper - 1.16%
Appvion, Inc., Senior Secured First Lien Term Loan, 5.750%, 06/28/2019	B2	2,000,000	2,010,000
WS Packaging Group, Inc., Senior Secured First Lien Term Loan, 5.000%, 08/09/2019	B2	1,375,000	1,375,000

			3,385,000

Healthcare and Pharmaceuticals - 16.81%
Alvogen Pharmaceuticals U.S., Senior Secured First Lien Term Loan, 7.000%, 05/23/2018	B3	2,992,500	2,985,019
Ardent Medical Services, Inc., Senior Secured First Lien Term Loan, 6.750%, 07/02/2018	B1	1,914,665	1,926,632
BSN Medical, Inc., Senior Secured First Lien Term B1 Loan, 4.000%, 08/28/2019	B2	4,684,756	4,706,236
CHG Buyer Corp., Senior Secured First Lien Term Loan, 5.000%, 11/19/2019	B2	740,364	747,305
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 4.000%, 12/22/2016	Ba3	2,657,210	2,676,661
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	2,910,188	2,795,963
Iasis Healthcare LLC, Senior Secured First Lien Term B-2 Loan, 4.500%, 05/03/2018	Ba2	2,767,422	2,776,500
Immucor, Inc., Senior Secured First Lien Term B-2 Loan, 5.000%, 08/17/2018	Ba3	1,993,168	2,003,133
National Mentor Holdings, Inc., Senior Secured Tranche B-1 First Lien Term Loan, 6.500%, 02/09/2017	Ba3	2,969,565	3,004,828
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	B1	4,354,731	4,383,037
Pharmaceutical Product Development, Inc. (Jaguar AKA PPDI), Senior Secured First Lien Term B Loan, 4.250%, 12/05/2018	B2	2,181,900	2,189,537
PRA Holdings, Inc., Senior Secured First Lien Initial Term Loan, 5.000%, 09/23/2020	Ba2	3,125,000	3,114,578
Sheridan Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 06/29/2018	B1	2,319,376	2,328,653
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.500%, 08/16/2019	Ba3	4,837,330	4,778,387
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.000%, 04/11/2019	B1	1,921,765	1,926,569
Surgical Care Affiliates LLC, Senior Secured First Lien Class C Incremental Term Loan, 4.250%, 06/29/2018	B2	1,995,000	2,000,616
Valeant Pharmaceuticals International, Inc., Senior Secured First Lien Series E Tranche B Term Loan, 4.500%, 08/05/2020	Ba1	4,701,316	4,736,247

			49,079,901

High Tech Industries - 18.47%
Alcatel-Lucent USA, Inc., Senior Secured First Lien Term Loan, 5.750%, 01/30/2019	B3	253,330	255,658
Aspect Software, Inc., Senior Secured Tranche B First Lien Term Loan, 7.000%, 05/09/2016	Ba3	2,640,885	2,651,620
Audio Visual Services Group, Senior Secured First Lien Term Loan, 6.750%, 11/9/2018	B1	1,882,680	1,910,921
Blackboard, Inc., Senior Secured First Lien Term B-2 Loan, 6.250%, 10/04/2018	B1	2,970,056	2,989,362
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.500%, 05/31/2019	B2	3,488,750	3,507,641
CompuCom Systems, Inc., Senior Secured First Lien Term Loan, 4.250%, 05/11/2020	B2	1,312,500	1,291,172
Excelitas Technologies, Inc. (fka IDS Acquisition), Senior Secured First Lien Term B Loan, 5.000%, 11/29/2016	B1	1,973,668	1,983,536
Freescale Semiconductor, Inc., Senior Secured First Lien Tranche B-4 Term Loan, 5.000%, 03/02/2020	B1	997,494	1,002,835
Hyland Software, Inc., Senior Secured First Lien Term Loan, 5.500%, 10/25/2019	B2	1,952,459	1,962,836
Ion Trading Technologies S.A.R.L., Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 05/22/2020	B3	2,805,469	2,808,976
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured First Lien Incremental Term Loan, 4.500%, 10/30/2019	B1	3,798,879	3,806,021
Presidio, Inc., Senior Secured First Lien Term Loan, 5.750%, 03/31/2017	B1	3,841,404	3,847,819
Shield Finance Co. S.A.R.L. (aka Sophos PLC), Senior Secured First Lien Term B-2 Incremental Loan, 6.500%, 05/10/2019	B2	1,452,206	1,452,206
Ship U.S. Bidco, Inc., (aka RBS WorldPay), Senior Secured First Lien Facility B2A Term Loan, 5.250%, 11/29/2019	Ba2	1,522,144	1,535,250
Six3 Systems, Inc., Senior Secured First Lien Term B Loan, 7.000%, 10/04/2019	B2	2,285,058	2,330,759

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Sophia LP, Senior Secured First Lien Additional Term B Loan, 4.500%, 07/19/2018	Ba3	$2,978,599	$2,996,947
Spansion, Inc., Senior Secured First Lien Term Loan, 5.250%, 12/13/2018	Ba3	911,511	918,635
Technicolor S.A., Senior Secured First Lien Term A2 Facility Loan, 6.750%, 05/26/2016	B3	688,626	673,132
Technicolor S.A., Senior Secured First Lien Term B2 Facility Loan, 7.750%, 05/26/2017	B3	1,816,153	1,775,290
Technicolor S.A., Senior Secured First Lien Term Loan, 7.250%, 07/10/2020	B3	2,450,980	2,405,270
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.250%, 10/03/2019	B1	3,900,436	3,915,063
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	B1	3,000,000	3,061,875
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/25/2019	Ba3	3,544,643	3,561,267
Wesco Distribution, Senior Secured First Lien Term Loan, 4.500%, 12/12/2019	Ba3	1,272,346	1,278,549

			53,922,640

Hotels, Gaming and Leisure - 4.28%
Alpha Topco Ltd. (Formula One), Senior Secured First Lien New Facility Term B Loan, 4.500%, 04/30/2019	B2	3,838,094	3,862,389
Centaur LLC, Senior Secured First Lien Term Loan, 5.250%, 02/20/2019	B1	2,918,667	2,936,909
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	B3	1,000,000	1,025,000
Mood Media Corp., Senior Secured First Lien Term Loan, 7.000%, 05/07/2018	Ba3	3,306,358	3,317,385
Six Flags Theme Parks, Inc., Senior Secured Tranche B First Lien Term Loan, 4.000%, 12/20/2018	B1	1,343,770	1,350,281

			12,491,964

Media Advertising, Printing and Publishing - 1.88%
Getty Images, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 10/18/2019	B1	269,147	241,761
InfoGroup, Inc., Senior Secured First Lien Term B Loan, 8.000%, 05/28/2018	B1	1,201,758	1,083,583
RBS Holding Co. LLC, Senior Secured First Lien Term B Loan, 9.500%, 03/23/2017	B1	2,934,571	1,085,791
SGS International, Inc. (aka Southern Graphics/Logo Merger Sub), Senior Secured First Lien Term Loan, 5.000%, 10/17/2019	B1	3,060,208	3,067,859

			5,478,994

Media Broadcasting and Subscription - 3.63%
Barrington Broadcasting Group LLC, Senior Secured Tranche 2 First Lien Term Loan, 7.500%, 06/14/2017	B2	929,374	929,954
Entercom Radio LLC, Senior Secured First Lien Term B Loan, 5.000%, 11/23/2018	B2	1,415,068	1,426,127
FoxCo Acquisition Sub. LLC, Senior Secured First Lien Term Loan, 5.500%, 07/14/2017	B1	1,207,571	1,213,047
Hubbard Radio LLC, Senior Secured First Lien Incremental Tranche 2 Term Loan, 4.500%, 04/29/2019	Ba3	471,935	476,064
Hubbard Radio LLC, Senior Secured First Lien Tranche 1 Term Loan, 4.500%, 04/29/2019	Ba3	2,348,028	2,356,833
MCC Iowa, Inc., Senior Secured Tranche G First Lien Term Loan, 4.000%, 08/15/2020	B1	982,519	985,285
RCN Corp., Senior Secured First Lien Term B Loan, 5.250%, 03/01/2020	B1	1,832,222	1,842,987
Univision Communications, Inc., Senior Secured First Lien Incremental Loan, 4.000%, 03/01/2020	B2	1,366,499	1,352,957

			10,583,254

Media Diversified and Production - 0.29%
Lion’s Gate Entertainment Corp., Senior Secured Second Lien Term Loan, 5.000%, 07/20/2020	Ba3	833,333	833,333

Metals and Mining - 1.31%
MRC Global (aka McJunkin Corp.), Senior Secured First Lien Term B Loan, 6.000%, 11/08/2019	Ba2	3,807,692	3,837,202

Retail - 10.01%
Academy Ltd., Senior Secured First Lien Initial Term Loan, 4.500%, 08/03/2018	B2	2,944,012	2,961,043
Albertson’s LLC, Senior Secured First Lien Term B-2 Loan, 4.750%, 03/21/2019	NR	1,150,954	1,150,597
BJ’s Wholesale Club, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 09/26/2019	B2	2,977,538	2,973,399
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B-1 Loan, 4.250%, 02/23/2017	B3	2,187,165	2,194,820
Collective Brands Finance, Inc. (aka Payless ShoeSource), Senior Secured First Lien Term Loan, 7.250%, 10/09/2019	B1	1,610,799	1,610,799
Container Store, Inc., Senior Secured First Lien Term B3 Loan, 5.500%, 04/08/2019	B3	3,062,366	3,089,162
DBP Holdings Corp., Senior Secured First Lien Initial Term Loan, 5.000%, 10/11/2019	B2	1,294,565	1,298,883

	Moody’s Rating	Principal Amount	Market Value

Retail (continued)
Harbor Freight Tools USA, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 07/26/2019	Ba3	$408,949	$412,783
Leslie’s Poolmart, Inc., Senior Secured Tranche B First Lien Term Loan, 5.250%, 10/16/2019	B2	2,922,960	2,941,228
National Vision, Inc., Senior Secured First Lien Term Loan, 7.000%, 08/10/2018	B1	1,185,000	1,190,925
Party City Holdings, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 07/29/2019	B2	1,058,223	1,057,339
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 4.500%, 11/15/2019	B3	3,450,492	3,452,218
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	B3	4,862,500	4,892,891

			29,226,087

Services - Business - 13.12%
4L Holdings Corp. (aka Clover Technology), Senior Secured First Lien Term Loan, 7.750%, 05/07/2018	B2	758,321	759,023
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 8.250%, 06/18/2018	Ba3	4,714,286	4,786,485
AlixPartners LLP, Senior Secured First Lien Recapitalization Term B-2 Loan, 5.000%, 07/10/2020	Ba3	2,970,075	3,010,914
BarBri, Inc., Senior Secured First Lien Term Loan, 5.250%, 06/19/2017	B1	3,049,375	3,072,245
Crossmark Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	B1	2,271,495	2,250,677
Epicor Software Corp., Senior Secured First Lien Term B Loan, 4.500%, 05/16/2018	Ba3	1,967,538	1,971,640
Information Resources, Inc., Senior Secured First Lien Term Loan, 5.500%, 09/26/2020	NR	501,364	502,617
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/27/2020	Ba1	1,418,359	1,419,692
PGA Holdings, Inc. (aka Press Ganey), Senior Secured First Lien Term Loan, 4.250%, 04/20/2018	B2	2,566,484	2,560,080
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	B2	584,089	566,567
Sedgwick Holdings, Inc., Senior Secured Second Lien Term B Loan, 8.000%, 12/12/2018	B1	5,000,000	5,100,025
StoneRiver Group LP, Senior Secured First Lien Initial Term Loan, 4.500%, 11/29/2019	B2	2,606,371	2,594,968
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	B1	2,442,273	2,460,590
Transaction Network Services, Senior Secured First Lien Term Loan, 5.000%, 02/14/2020	B1	2,037,037	2,056,389
Truven Health Analytics, Inc., Senior Secured New Tranche B First Lien Term Loan, 4.500%, 06/06/2019	Ba3	3,598,424	3,616,416
ValleyCrest Companies LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 06/13/2019	B2	1,575,000	1,577,300

			38,305,628

Services - Consumer - 2.71%
Aramark Corp., Senior Secured First Lien Term D Loan, 4.000%, 09/09/2019	Ba3	2,999,916	3,009,290
California Pizza Kitchen, Inc., Senior Secured First Lien Term Loan 5.250%, 03/29/2018	B3	2,470,552	2,463,610
Monitronics International, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	B2	1,429,901	1,430,795
Spin Holdco, Inc. (aka Coinmach Corp.), Senior Secured First Lien Initial Term Loan, 4.250%, 11/14/2019	B2	1,000,000	1,000,000

			7,903,695

Telecommunications - 7.86%
Avaya, Inc., Senior Secured B-3 Extended First Lien Term B-3 Loan, 4.773%, 10/26/2017	B1	4,388,139	3,939,144
Fairpoint Communications, Inc., Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	Ba2	2,985,000	3,012,566
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 5.750%, 12/18/2019	B2	3,070,595	3,090,754
Leap Wireless International, Inc. (Cricket Communications), Senior Secured First Lien Term Loan, 4.750%, 10/10/2019	Ba2	2,889,278	2,891,084
Securus Technologies Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 04/30/2020	Caa2	493,827	486,728
Syniverse Holdings, Inc., (Buccaneer Merger Sub., Inc.), Senior Secured First Lien Term Loan, 4.000%, 04/23/2019	B1	2,879,479	2,878,889
Wide Open West Finance LLC, Senior Secured First Lien Term B Loan, 4.750%, 04/01/2019	Ba2	3,723,093	3,754,274
Zayo Group LLC (Zayo Capital, Inc.), Senior Secured First Lien Term Loan, 4.500%, 07/02/2019	B2	2,881,129	2,887,352

			22,940,791

	Moody’s Rating	Principal Amount	Market Value

Transportation Cargo - 1.09%
Nexeo Solutions LLC (aka Ashland Distribution), Senior Secured First Lien Initial Term Loan, 5.000%, 09/08/2017	B1	$3,250,000	$3,193,125

Transportation Consumer - 1.13%
Sabre, Inc., Senior Secured First Lien Incremental Term Loan, 4.500%, 02/19/2019	B1	1,340,909	1,335,881
Sabre, Inc., Senior Secured First Lien Term B Loan, 5.250%, 02/19/2019	B1	1,029,491	1,032,302
U.S. Airways, Inc., Senior Secured First Lien Tranche B-1 Term Loan, 4.250%, 05/22/2019	B3	944,882	941,173

			3,309,356

Utilities Electric - 0.83%
Moxie Liberty LLC, Senior Secured First Lien Term B-1 Loan, 7.500%, 08/21/2020	NR	1,470,588	1,492,647
Panda Temple Power LLC, Senior Secured First Lien Term Loan, 7.250%, 04/03/2019	NR	927,273	944,080

			2,436,727

Wholesale - 1.08%
Envision Pharmaceutical Services, Inc., Senior Secured First Lien Term Loan, 5.750%, 09/23/2020	B3	3,156,381	3,144,545

TOTAL FLOATING RATE LOAN INTERESTS (Cost $378,525,754)			379,433,989

CORPORATE BONDS - 7.84%
Beverage, Food and Tobacco - 0.71%
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 01/15/2019	Caa1	2,000,000	2,085,000

Containers, Packaging and Glass - 0.34%
Reynolds Group Holdings, Inc., Senior Unsecured Bond, 5.750%, 10/15/2020	Ba2	1,000,000	1,008,750

Energy, Oil and Gas - 1.01%
CrownRock LP / CrownRock Finance, Inc., Senior Unsecured Bond, 7.125%, 04/15/2020(b)	Caa1	3,000,000	2,955,000

Healthcare and Pharmaceuticals - 0.65%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	Caa3	3,000,000	1,897,500

High Tech Industries - 1.57%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(b)	Caa3	3,983,000	2,439,587
Viasystems, Inc., Senior Unsecured Bond, 7.875%, 05/01/2019(b)	B2	2,000,000	2,135,000

			4,574,587

Hotels, Gaming and Leisure - 0.76%
Carlson Wagonlit BV, Senior Unsecured Bond, 6.875%, 06/15/2019(b)	B1	1,000,000	1,015,000
Six Flags Theme Parks, Inc., Senior Unsecured Bond, 5.250%, 01/15/2021(b)	B3	1,250,000	1,193,750

			2,208,750

Media Broadcasting and Subscription - 0.51%
Entercom Radio LLC, Senior Unsecured Bond, 10.500%, 12/01/2019	Caa1	1,300,000	1,482,000

Retail - 0.36%
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Unsecured Bond, 8.125%, 03/01/2019	Caa1	1,000,000	1,058,750

Services - Business - 0.09%
Live Nation Entertainment, Inc., Senior Secured Bond, 7.000%, 09/01/2020(b)	Ba2	250,000	262,188

Services - Consumer - 0.36%
Monitronics International, Inc., Senior Unsecured Bond, 9.125%, 04/01/2020	Caa1	1,000,000	1,052,500

Telecommunications - 1.48%
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.375%, 10/15/2020	B3	2,043,000	2,175,795

	Moody’s Rating	Principal Amount	Market Value

Telecommunications (continued)
Intelsat Jackson Holdings SA, Senior Unsecured Bond, 7.250%, 10/15/2020	B1	$2,000,000	$2,145,000

			4,320,795

TOTAL CORPORATE BONDS (Cost $24,892,311)			22,905,820

Total Investments - 137.80% (Cost $403,418,065)			402,339,809

Assets in Excess of Other Liabilities - 11.55%			33,722,357

Term Preferred Shares - (16.47)%* (plus distributions payable on term preferred shares)			(48,093,751)

Senior Secured Notes - (32.88)%			(96,000,000)

Net Assets - 100.00%			$291,968,415

Amounts	above are shown as a percentage of net assets as of September 30, 2013.

*	Series A Floating Rate Cumulative Term Preferred Shares, “Term Preferred Shares”.
(a)	The interest rate shown represents the rate at period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $10,000,525, which represents approximately 3.43% of net assets as of September 30, 2013.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Notes to Quarterly Portfolio of Investments

September 30, 2013 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a non-diversified, closed-end management investment company. BSL was organized in Delaware on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, the Fund will dissolve on or about May 31, 2020. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the BSL’s assets will be invested in senior secured, floating rate loans (“Senior Loans” together with second lien secured loans and unsecured loans, “Loans”).

BSL is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BSL may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BSL’s net asset value (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BSL’s investments under the fair value hierarchy levels as of September 30, 2013:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace and Defense	$–	$8,003,924	$529,565	$8,533,489
Capital Equipment	–	5,221,948	2,460,150	7,682,098
Consumer Goods Durable	–	8,231,092	4,764,346	12,995,438
Containers, Packaging and Glass	–	7,825,305	475,931	8,301,236
Energy Electricity	–	2,904,970	1,551,913	4,456,883
Energy, Oil and Gas	–	13,939,863	8,519,654	22,459,517
Forest Products and Paper	–	1,375,000	2,010,000	3,385,000
Healthcare and Pharmaceuticals	–	42,241,681	6,838,220	49,079,901
High Tech Industries	–	43,957,830	9,964,810	53,922,640
Hotels, Gaming and Leisure	–	11,466,964	1,025,000	12,491,964
Media Advertising, Printing and Publishing	–	1,325,344	4,153,650	5,478,994
Media Broadcasting and Subscription	–	9,177,236	1,406,018	10,583,254
Retail	–	23,142,271	6,083,816	29,226,087
Services - Business	–	31,764,940	6,540,688	38,305,628
Utilities Electric	–	–	2,436,727	2,436,727
Other	–	110,095,133	–	110,095,133
Corporate Bonds	–	22,905,820	–	22,905,820
Total	$–	$343,579,321	$58,760,488	$402,339,809

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

*For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Floating Rate Loan Interests	Total

Balance as of December 31, 2012	$65,489,833	$65,489,833
Accrued discount/ premium	79,930	79,930
Realized Gain/(Loss)	210,031	210,031
Change in Unrealized Appreciation/(Depreciation)	115,978	115,978
Purchases	29,659,044	29,659,044
Sales Proceeds	(31,751,744)	(31,751,744)
Transfer into Level 3*	16,418,812	16,418,812
Transfer out of Level 3*	(21,461,396)	(21,461,396)

Balance as of September 30, 2013	$58,760,488	$58,760,488

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at September 30, 2013	$472,988	$472,988

*Transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and Information for these securities. Transferred from Level 3 to Level 2 as observable inputs are available for purposes of valuing those assets.

Information about Level 3 fair value measurements as of September 30, 2013:

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input(s)

Floating Rate Loan Interests	$58,760,488	Third-party vendor pricing service	Vendor quotes

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BSL’s accrued liabilities (other than liabilities Incurred for any leverage). At September 30, 2013, 82.51% of BSL’s Managed Assets were held in Senior Loans.

Senior Loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund.

Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At September 30, 2013, BSL had invested $ 19,683,494 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee of the Adviser. The factors considered by the sub-committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if it acquires a Loan through participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. The Adviser has established the counterparty and liquidity sub-committee that regularly reviews each broker-dealer counterparty for, among other things, the quality of such counterparty and the quality of such counterparty’s execution.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On September 30, 2013 based on cost of $430,362,627 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,513,394 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,591,650, resulting in net unrealized depreciation of $1,078,256.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 21, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 21, 2013

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 21, 2013